Related Party Transactions and Balances (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions and Balances [Absract]
Schedule of Name of Related Parties and Relationship with the Company	Related Parties:
Name of related parties	Relationship with the Company
Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”)	An entity method investee
Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”)	An entity method investee
Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”)	An entity method investee
Yangzhou Meihua Import and Export Co., Ltd.	An entity controlled by Kai Liu, son of Yongjun Liu, Chairman and shareholder of the Company
Accounts receivable from a related party
Name of related party	June 30, 2025	December 31, 2024
Yangzhou Meihua Import and Export Co., Ltd.	$1,194,162	$727,180
Prepayment to a related party
Name of related party	June 30, 2025	December 31, 2024
Jiangsu Guomai	$418,784	$-
Due from related parties
Name of related party	June 30, 2025	December 31, 2024
Zhongxiangxin (1)	-	6,854,443
Hainan Guoxie (2)	11,193,418	10,190,726
Total	$11,193,418	$17,045,169

(1)	For the year ended December 31, 2024, the Group advanced $6,849,972 (RMB50.0 million) to Zhongxiangxin with a fixed interest rate of 2.35%. As of December 31, 2024, principle and interests amounted to $6,854,443. The loan was fully collected on March 20, 2025.

(2)	For the year ended December 31, 2024, the Company advanced $10,190,726 to Hainan Guoxie. The advance is interest-free and will be converted into a capital injection in Hainan Guoxie. For the six months ended June 30, 2025, the Company further advanced $ 809,649 (RMB5.8 million) to Hainan Guoxie.
	For the Six Months ended June 30,
Name of related party	2025	2024
Yangzhou Meihua Import and Export Co., Ltd.	$396,147	$307,805